Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of company's assets fair value
	December 31, 2021	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Description
Assets:
Marketable Securities held in Trust Account	$345,052,047	$345,052,047	$	$
Liabilities:
Forward purchase agreement liabilities	(13,320,000)			(13,320,000)
Warrant liabilities	(21,153,666)	(13,915,000)		(7,238,666)
	$310,578,381	$331,137,047	$	$(20,558,666)

Schedule of Level 3 fair value measurements
At December 31, 2021
Share price	$10.00
Strike price	$11.50
Term (in years)	5.50
Volatility	19.0%
Risk-free rate	1.31%
Dividend yield	0.0%%
At December 31, 2021
Share price	$10.00
Strike price	$10.00
Term (in years)	5.50
Volatility	19.0%
Risk-free rate	1.31%
Dividend yield	0.0%%

Schedule of changes in fair value of warrant liabilities
	Public	Private Placement	Warrant Liabilities
Fair value as of December 31, 2020	$	$	$
Initial measurement on March 18, 2021	11,960,000	6,230,000	18,190,000
Change in fair value of warrant liabilities	1,955,000	1,008,666	2,963,666
Fair value as of December 31, 2021	$13,915,000	$7,238,666	$21,153,666

Schedule of change in the derivative liability forward purchase agreement
FPA Liabilities
Derivative liability – forward purchase agreement at March 18, 2021	$11,655,000
Change in fair value of derivative liability – forward purchase agreement	1,665,000
Derivative liability – forward purchase agreement at December 31, 2021	$13,320,000